Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost

	Employee Severance and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of December 31, 2012	$—	$—	$—
Expenses	41,435	11,966	53,401
Cash distributions	(34,056)	(6,076)	(40,132)
Other non-cash adjustments	—	(971)	(971)
Liability balance as of December 31, 2013	$7,379	$4,919	$12,298
Expenses	$1,224	$880	$2,104
Cash distributions	(7,320)	(4,453)	(11,773)
Other non-cash adjustments	—	(1,191)	(1,191)
Liability balance as of December 31, 2014	$1,283	$155	$1,438

Restructuring and Related Costs
A summary of expenses related to the June 2013 restructuring initiatives is included below by reportable segment and for corporate unallocated for the year ended December 31, 2013 (in thousands):

	Employee Severance and Other Benefit-Related Costs	Asset Impairment Charges	Other Restructuring Costs	Total
U.S. Branded Pharmaceuticals	$22,847	$2,849	$8,780	$34,476
U.S. Generic Pharmaceuticals	262	—	1,142	1,404
Discontinued operations (NOTE 3)	9,905	—	2,044	11,949
Corporate unallocated	8,421	—	—	8,421
Total	$41,435	$2,849	$11,966	$56,250